Quarterly Financial Data (Unaudited) - Schedule of Impact of the Restatement on Condensed Interim Consolidated Financial Statements (Details) (10-K/A) - USD ($)	3 Months Ended										6 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Dec. 31, 2019	Dec. 31, 2018		Mar. 31, 2020	Mar. 31, 2019		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Exploration	$ 5,210,621	$ 915,741	$ 4,159,092	$ 1,109,215	$ 1,150,620		$ 3,188,858		$ 1,026,887		$ 5,268,307	$ 4,215,745		$ 6,184,048	$ 5,366,365		$ 8,645,431	$ 6,416,733
Total operating expense and loss from operations	$ (7,053,072)	(1,362,960)	(4,555,441)	(1,286,061)	(1,390,857)		(3,578,018)		(1,827,955)		(5,841,502)	(5,405,973)		(7,204,462)	(6,796,830)		(10,793,823)	(8,113,926)
Loss before income tax and net loss and comprehensive loss for the period		$ 9,301,597	$ (13,504,113)	$ (4,236,700)	$ (1,977,423)		$ (3,475,240)		$ (853,112)		$ (17,740,813)	$ (4,328,352)		$ (8,439,216)	$ (6,305,775)		$ (31,321,791)	$ (8,442,320)
Net loss per common share - basic and fully diluted (*)	$ (0.00)	$ 0.13	$ (0.19)	$ (0.10)	$ (0.48)	[1]	$ (0.93)	[1]	$ (0.25)	[1]	$ (0.31)	$ (1.21)	[1]	$ (0.13)	$ (1.68)	[1]	$ (0.47)	$ (2.14)
Accounts payable	$ 3,275,968	$ 3,519,522	$ 3,691,098	$ 3,428,808	$ 2,884,808		$ 1,923,702		$ 1,001,135		$ 3,691,098	$ 1,923,702		$ 3,519,522	$ 2,884,808		$ 4,389,964	$ 3,421,625
Accrued liabilities	10,292,031	6,586,617	6,109,475								6,109,475			6,586,617			7,216,114	2,896,025
Total current liabilities	16,511,715	12,456,457	12,331,146	8,435,357	6,718,240		4,923,990		1,934,106		12,331,146	4,923,990		12,456,457	6,718,240		15,098,294	8,320,971
Total liabilities	41,798,019	13,027,429	23,825,049	11,031,266	6,843,746		5,049,496		2,193,728		23,825,049	5,049,496		13,027,429	6,843,746		33,974,803	8,437,600
Additional paid-in-capital	31,901,497	28,555,610												28,555,610			30,133,058	24,284,765
Deficit accumulated during exploration stage	(64,192,278)	(41,041,844)	(50,343,441)	(36,839,328)	(30,466,083)		(28,488,660)		(25,013,420)		(50,343,441)	(28,488,660)		(41,041,844)	(30,466,083)		(63,924,419)	(32,602,628)
Total shareholders' equity (deficiency)	(32,290,644)	(12,399,312)	(23,334,737)	(9,998,394)	(6,498,482)		(4,521,059)		(1,404,816)		(23,334,737)	(4,521,059)		(12,399,312)	(6,498,482)		(33,241,919)	(8,210,510)	$ (763,046)
Net loss for the period	(267,859)			(4,236,700)					(853,112)		(17,740,813)	(4,328,352)		(8,439,216)	(6,305,775)		(31,321,791)	(8,442,320)
Accounts payable	(943,902)			479,549					229,219		727,258	1,172,132		475,986	2,133,822		1,479,992	2,670,639
Accrued liabilities	$ 3,167,269			229,827							3,458,948			3,936,090			4,320,089	2,421,011
As Previously Reported [Member]
Exploration		730,334	3,985,959	958,804	999,602		3,003,911		810,265		4,944,763	3,814,176		5,675,097	4,813,778		7,951,423	5,712,238
Total operating expense and loss from operations		(1,177,553)	(4,382,308)	(1,135,650)	(1,239,839)		(3,393,071)		(1,611,333)		(5,517,958)	(5,004,404)		(6,695,511)	(6,244,243)		(10,099,815)	(7,409,431)
Loss before income tax and net loss and comprehensive loss for the period		$ 9,487,004	$ (13,330,980)	$ (4,086,289)	$ (1,826,405)		$ (3,290,293)		$ (636,490)		$ (17,417,269)	$ (3,926,783)		$ (7,930,265)	$ (5,753,188)		$ (30,627,783)	$ (7,737,825)
Net loss per common share - basic and fully diluted (*)		$ 0.13	$ (0.19)	$ (0.09)	$ (0.44)	[1]	$ (0.88)	[1]	$ (0.19)	[1]	$ (0.31)	$ (1.10)	[1]	$ (0.12)	$ (1.53)	[1]	$ (0.46)	$ (1.96)
Accounts payable		$ 2,346,314	$ 2,382,993	$ 2,027,170	$ 1,785,489		$ 975,401		$ 237,781		$ 2,382,993	$ 975,401		$ 2,346,314	$ 1,785,489		$ 3,431,699	$ 2,170,398
Accrued liabilities		5,919,951	5,842,809								5,842,809			5,919,951			6,149,448
Total current liabilities		10,616,583	10,756,375	7,033,719	5,618,921		3,975,689		1,170,752		10,756,375	3,975,689		10,616,583	5,618,921		13,073,363	7,069,564
Total liabilities		11,187,555	22,250,278	9,629,628	5,744,427		4,101,195		1,430,374		22,250,278	4,101,195		11,187,555	5,744,427		31,949,872	7,186,373
Additional paid-in-capital		28,635,306												28,635,306			30,212,754
Deficit accumulated during exploration stage		(39,281,666)	(48,768,670)	(35,437,690)	(29,366,764)		(27,540,359)		(24,250,066)		(48,768,670)	(27,540,359)		(39,281,666)	(29,366,764)		(61,979,184)	(31,351,401)
Total shareholders' equity (deficiency)		(10,559,438)	(21,759,966)	(8,596,756)	(5,399,163)		(3,572,758)		(641,462)		(21,759,966)	(3,572,758)		(10,559,438)	(5,399,163)		(31,216,988)	(6,959,283)	(216,314)
Net loss for the period				(4,086,289)					(636,490)		(17,417,269)	(3,926,783)		(7,930,265)	(5,753,188)		(30,627,783)	(7,737,825)
Accounts payable				329,138					12,597		670,380	770,563		633,701	1,581,235		1,852,650	1,966,144
Accrued liabilities											3,192,282			3,269,424			3,253,423
Adjustment [Member]
Exploration		185,407	173,133	150,411	151,018		184,947		216,622		323,544	401,569		508,951	552,587		694,008	704,495
Total operating expense and loss from operations		(185,407)	(173,133)	(150,411)	(151,018)		(184,947)		(216,622)		(323,544)	(401,569)		(508,951)	(552,587)		(694,008)	(704,495)
Loss before income tax and net loss and comprehensive loss for the period		$ (185,407)	$ (173,133)	$ (150,411)	$ (151,018)		$ (184,947)		$ (216,622)		$ (323,544)	$ (401,569)		$ (508,951)	$ (552,587)		$ (694,008)	$ (704,495)
Net loss per common share - basic and fully diluted (*)				$ (0.01)	$ (0.04)	[1]	$ (0.05)	[1]	$ (0.06)	[1]		$ (0.11)	[1]	$ (0.01)	$ (0.15)	[1]	$ (0.01)	$ (0.18)
Accounts payable		$ 1,173,208	$ 1,308,105	$ 1,401,638	$ 1,099,319		$ 948,301		$ 763,354		$ 1,308,105	$ 948,301		$ 1,173,208	$ 1,099,319		$ 958,265	$ 1,251,227
Accrued liabilities		666,666	266,666								266,666			666,666			1,066,666
Total current liabilities		1,839,874	1,574,771	1,401,638	1,099,319		948,301		763,354		1,574,771	948,301		1,839,874	1,099,319		2,024,931	1,251,227
Total liabilities		1,839,874	1,574,771	1,401,638	1,099,319		948,301		763,354		1,574,771	948,301		1,839,874	1,099,319		2,024,931	1,251,227
Additional paid-in-capital		(79,696)												(79,696)			(79,696)
Deficit accumulated during exploration stage		(1,760,178)	(1,574,771)	(1,401,638)	(1,099,319)		(948,301)		(763,354)		(1,574,771)	(948,301)		(1,760,178)	(1,099,319)		(1,945,235)	(1,251,227)
Total shareholders' equity (deficiency)		$ (1,839,874)	$ (1,574,771)	(1,401,638)	$ (1,099,319)		$ (948,301)		(763,354)		(1,574,771)	(948,301)		(1,839,874)	(1,099,319)		(2,024,931)	(1,251,227)	$ (546,732)
Net loss for the period				(150,411)					(216,622)		(323,544)	(401,569)		(508,951)	(552,587)		(694,008)	(704,495)
Accounts payable				$ 150,411					$ 216,622		56,878	$ 401,569		(157,715)	$ 552,587		(372,658)	$ 704,495
Accrued liabilities											$ 266,666			$ 666,666			$ 1,066,666

[1]	Adjusted for 10-to-1 share consolidation on May 23, 2019.